                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter: Delaware Group Cash Reserve

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

ANNUAL REPORT MARCH 31, 2004
--------------------------------------------------------------------------------
              DELAWARE CASH RESERVE FUND










[LOGO]

POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      4

   Statement of Operations                                      6

   Statements of Changes in Net Assets                          7

   Financial Highlights                                         8

   Notes to Financial Statements                               12

-----------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                 14
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     15
-----------------------------------------------------------------









Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

PORTFOLIO                                             DELAWARE CASH RESERVE FUND
  MANAGEMENT REVIEW                                   April 9, 2004

FUND MANAGER
Cynthia Isom
Portfolio Manager

Q: CAN YOU DESCRIBE THE INTEREST RATE ENVIRONMENT DURING THE PAST 12-MONTH
PERIOD?
A: In continuing with its downward trend, the Federal Reserve cut the fed funds rate only once during the past 12-month period at its June 25, 2003 meeting. The Federal Reserve has remained firm on its stance of monetary policy, keeping interest rates at historical lows while monitoring the economy for any threat of inflation. Since the Fund's performance depends largely on the direction of interest rates, the current low interest rate environment resulted in an adverse effect on both total return performance and yield.

Although the fed funds rate moved only once during the fiscal year, the Fed offered plenty of activity for both the interest rate-sensitive fixed income and equity markets. Starting in mid 2003, Fed Chairman Alan Greenspan stated to bond investors that buying long-term Treasuries was unlikely to thwart deflation. As a result of this news, bond prices began to decline while mortgage rates escalated from their 46-year low.

The Fed made more headlines in January 2004 when it shied away from using the phrase "for a considerable period" in describing its stance on adjusting the rates. The removal of this phrase sent a wave of concern through the markets, as some investors interpreted it to mean that the Fed would no longer stress patience with regard to its interest rate policy.

Q: HOW DID THE FUND PERFORM DURING THE PERIOD?
A: Delaware Cash Reserve Fund returned +0.67% (Class A shares at net asset value with dividends reinvested) for the fiscal year ended March 31, 2004. As of period end, the 7-day SEC yield for Class A shares was 0.61%, slightly down from its 0.84% yield one year ago.

Equity markets have changed vastly over the past 12 months as economic vitality has flourished, bringing a much desired rebound from the low levels witnessed in the recent years. As consumers continued to spend and fuel the economy, gross domestic product (GDP) retained its positive stature. During the past fiscal year, third quarter 2003 GDP rose at an annualized rate of +8.2%, the highest level in almost 20 years. Such economic strength continued in the following two quarters, albeit at a more subtle pace.

Our shareholders can take comfort knowing that Delaware Cash Reserve Fund is an investment vehicle that attempts to preserve its net asset value at $1 per share and maintain liquidity -- which can be an attractive option during times of market volatility and uncertainty.

--------------------------------------------------------------------------------
POTENTIAL BENEFITS OF DELAWARE CASH RESERVE FUND

Delaware Cash Reserve Fund is a money market mutual fund that invests in short-term obligations from credit-worthy corporations and/or from state governments or the federal government. The Fund offers several potentially compelling advantages:

o RELATIVE SAFETY -- Your investment is managed to preserve principal, which can be beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o CHECK WRITING PRIVILEGES -- You have the ability to write checks against your account;*

o CURRENT INCOME -- The Fund seeks stability of your principal and also a yield above the inflation rate;

o  CONVENIENT ACCESS to other funds in the Delaware Investments Family of Funds
   - Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Cash Reserve Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Cash Reserve Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Cash Reserve Fund. Find out how we can help shape your future today.

 *For investors of Class A shares.
**When exchanging money from Delaware Cash Reserve Fund to another fund, you may incur a sales charge. For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

DELAWARE
  CASH RESERVE FUND

FUND BASICS
As of March 31, 2004
---------------------------------------------
Fund Objective:
The Fund seeks to provide maximum current
income, while preserving principal and
maintaining liquidity.
---------------------------------------------
Total Fund Net Assets:
$550.06 million
---------------------------------------------
Number of Holdings:
71
---------------------------------------------
Fund Start Date:
June 30, 1978
---------------------------------------------
Your Fund Manager:
Cynthia Isom holds a bachelor's degree from
Vassar College. After eight years in the
securities business, she joined Delaware
Investments in 1985 as a trader of money
market, high-grade, and Treasury securities.
---------------------------------------------
Nasdaq Symbols:
Class A  DCRXX
---------------------------------------------
CUSIP Numbers:
Consultant Class     245910-20-3
Class B              245910-30-2
Class C              245910-40-1

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns/Yields
Through March 31, 2004

                                                                                               7-Day Yield
                                              Lifetime    10 Years    Five Years   One Year      3/31/04
-----------------------------------------------------------------------------------------------------------
Class A (Est. 6/30/78)                         +6.60%      +3.76%       +2.90%      +0.67%        0.61%
-----------------------------------------------------------------------------------------------------------
Consultant Class (Est. 3/10/88)                +6.43%      +3.50%       +2.65%      +0.42%        0.36%
-----------------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge                         +2.81%                   +2.02%      +0.11%        0.11%
Including Sales Charge                         +2.81%                   +1.60%      -3.89%
-----------------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                         +2.68%                   +2.02%      +0.11%        0.11%
Including Sales Charge                         +2.68%                   +2.02%      -0.89%
-----------------------------------------------------------------------------------------------------------

An investment in Delaware Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in Delaware Cash Reserve Fund. Returns and yields will fluctuate. Past performance is not a guarantee of future results.

Class A shares are available without sales charges or any 12b-1 fees.

Consultant Class shares were first made available on March 10, 1988 and are available without a sales charge. Consultant Class performance prior to March 10, 1988 for Delaware Cash Reserve Fund is based on Class A performance. Performance after March 10, 1988 reflects the impact of an annual service and distribution fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1%.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1%.

An expense limitation was in effect for all classes of Delaware Cash Reserve Fund during all periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

PERFORMANCE OF A $10,000 INVESTMENT
March 31, 1994 through March 31, 2004


DELAWARE CASH RESERVE PERFORMANCE OF $10,000 INVESTMENT CHART
-------------------------------------------------------------


                     DELAWARE CASH          LIPPER MONEY
                     RESERVE FUND -          MARKET FUNDS
                     CLASS A SHARES            AVERAGE
      3/31/94           $10,000                $10,000
      3/31/95           $10,401                $10,375
      3/31/96           $10,922                $10,857
      3/31/97           $11,426                $11,313
      3/31/98           $11,972                $11,812
      3/31/99           $12,520                $12,300
      3/31/00           $13,103                $12,813
      3/31/01           $13,858                $13,468
      3/31/02           $14,230                $13,710
      3/31/03           $14,361                $13,756
      3/31/04           $14,466                $13,718


Chart assumes $10,000 invested on March 31, 1994 and includes the reinvestment of all dividends. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lipper Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). Past performance is not a guarantee of future results.

STATEMENT                                             DELAWARE CASH RESERVE FUND
  OF NET ASSETS                                       March 31, 2004

                                                       Principal        Market
                                                         Amount         Value
COMMERCIAL PAPER - 87.20%
Financial Services - 64.49%
  Allianz Finance Corporation
    1.04% 4/14/04                                     $10,000,000    $ 9,996,244
  Amstel Funding Corporation
    1.05% 4/15/04                                       8,494,000      8,490,565
    1.055% 5/5/04                                      10,000,000      9,990,036
    1.12% 7/23/04                                       2,146,000      2,138,456
  Aquinas Funding LLC
    1.05% 6/22/04                                      10,600,000     10,574,648
    1.06% 4/1/04                                       13,170,000     13,170,000
  Barton Capital Corporation
    1.03% 4/5/04                                        8,000,000      7,999,084
    1.05% 4/6/04                                       12,000,000     11,998,250
  Beta Finance Inc.
    1.04% 4/1/04                                        7,710,000      7,710,000
    1.04% 4/15/04                                       3,000,000      2,998,787
    1.07% 4/7/04                                       11,000,000     10,998,038
  CAFCO LLC
    1.04% 4/13/04                                      10,000,000      9,996,533
    1.04% 6/17/04                                      10,000,000      9,977,756
  Danske Corporation 1.03% 4/6/04                      11,425,000     11,423,366
  Eiffel Funding LLC
    1.03% 4/13/04                                       8,000,000      7,997,253
    1.04% 4/15/04                                       4,850,000      4,848,038
    1.05% 5/13/04                                      10,750,000     10,736,831
  Fleet Funding Corporation 1.02% 4/8/04               10,000,000      9,998,017
  Fortis Funding LLC
    1.02% 4/5/04                                       10,000,000      9,998,867
    1.03% 5/25/04                                       5,000,000      4,992,275
  Fountain Square Commercial
    Funding Corporation
    1.03% 4/2/04                                        4,500,000      4,499,871
    1.03% 5/6/04                                        7,426,000      7,418,564
    1.045% 6/15/04                                      2,557,000      2,551,433
  General Electric Capital Corporation
    1.073% 4/8/04                                       7,676,000      7,674,478
  Massmutual Funding LLC 1.02% 4/5/04                   5,380,000      5,379,390
  Metlife Funding Inc. 1.02% 4/13/04                   10,000,000      9,996,600
  Moat Funding LLC
    1.03% 4/2/04                                        8,000,000      7,999,771
    1.03% 5/20/04                                      10,500,000     10,485,280
    1.134% 4/5/04                                       6,500,000      6,499,227
  Nationwide Life Insurance Co.
    1.05% 5/3/04                                        7,000,000      6,993,467
  Starbird Funding Corporation
    1.05% 6/2/04                                        5,000,000      4,990,958
    1.06% 4/7/04                                       10,000,000      9,998,233
    1.07% 4/12/04                                      10,000,000      9,996,731
  Steamboat Funding Corporation
    1.03% 4/19/04                                      10,000,000      9,994,850
    1.031% 4/7/04                                      10,000,000      9,998,233
  Surrey Funding Corporation
    1.05% 4/6/04                                       10,000,000      9,998,542
    1.05% 4/12/04                                      10,000,000      9,996,792
  Swiss RE Financial Products
    1.05% 5/6/04                                        7,000,000      6,992,854
    1.054% 5/20/04                                      7,225,000      7,214,576
    1.06% 5/27/04                                      10,000,000      9,983,511

                                                       Principal       Market
                                                         Amount        Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
  Three Pillars Funding
    1.04% 4/5/04                                      $ 5,024,000    $ 5,023,419
    1.05% 4/6/04                                        5,000,000      4,999,271
  Wal-Mart Funding 1.03% 4/23/04                       10,000,000      9,993,706
                                                                     -----------
                                                                     354,712,801
                                                                     -----------
Mortgage Bankers & Brokers - 16.62%
  Credit Suisse First Boston 1.03% 4/12/04              4,750,000      4,748,505
  HBOS Treasury Services
    1.03% 4/16/04                                       7,500,000      7,496,781
    1.045% 4/28/04                                      4,775,000      4,771,258
    1.05% 4/8/04                                        7,000,000      6,998,571
  ING Funding LLC 1.05% 4/6/04                         21,500,000     21,496,892
  Morgan Stanley 1.04% 4/6/04                          10,000,000      9,998,556
  NBNZ International Ltd.
    1.03% 4/6/04                                        9,000,000      8,998,712
    1.05% 5/18/04                                       7,000,000      6,990,404
    1.09% 8/3/04                                        1,500,000      1,494,368
    1.13% 7/21/04                                       3,000,000      2,989,548
  Westpac Capital Corporation
    1.03% 4/5/04                                        5,250,000      5,249,399
  Westpac Trust Securities Ltd.
    1.05% 4/7/04                                       10,200,000     10,198,215
                                                                     -----------
                                                                      91,431,209
                                                                     -----------
Other - 6.09%
  Swedish National Housing Finance
    1.03% 4/2/04                                       10,500,000     10,499,700
  University of California
    1.02% 4/5/04                                        4,500,000      4,499,490
    1.04% 4/6/04                                        9,500,000      9,498,628
  Yale University 1.04% 5/4/04                          9,000,000      8,991,420
                                                                     -----------
                                                                      33,489,238
                                                                     -----------
TOTAL COMMERCIAL PAPER
  (cost $479,633,248)                                                479,633,248
                                                                     -----------
CERTIFICATES OF DEPOSIT - 5.45%
  First Tennessee Bank 1.02% 4/20/04                   10,000,000     10,000,000
  Mercantile Safe Deposit & Trust Co.
    1.04% 6/29/04                                      10,000,000     10,000,000
  Wilmington Trust Co. 1.13% 7/7/04                    10,000,000     10,000,536
                                                                     -----------
TOTAL CERTIFICATES OF DEPOSIT
  (cost $30,000,536)                                                  30,000,536
                                                                     -----------
*FLOATING RATE NOTES - 1.27%
  General Electric Capital Corporation
    1.21% 5/20/04                                       2,000,000      2,000,385
  Morgan Stanley 1.08% 8/27/04                          5,000,000      5,000,000
                                                                     -----------
TOTAL FLOATING RATE NOTES
  (cost $7,000,385)                                                    7,000,385
                                                                     -----------

STATEMENT                                            DELAWARE CASH RESERVE FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                         Amount       Value
+VARIABLE RATE DEMAND NOTES - 2.14%
  Chesterfield County, Virginia Industrial
    Development Authority Revenue
    (Virginia State University Real Estate)
    Class A 1.06% 7/1/29
    (LOC Bank of America)                             $ 3,560,000 $  3,560,000
  Crestmont Nursing Home 1.07% 3/1/24                   3,350,000    3,350,000
  Greensboro, North Carolina
    Certificates of Participation
    (Equipment Acquisition Project)
    1.05% 6/1/07                                        2,850,000    2,850,000
  PCP Investors LLC 1.15% 12/1/24                       2,000,000    2,000,000
                                                                  ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $11,760,000)                                                11,760,000
                                                                  ------------
YANKEE CDS - 4.55%
  Barclays Bank 1.055% 4/5/04                           5,000,000    5,000,013
  Credit Suisse First Boston 1.05% 5/4/04              10,000,000   10,000,000
  Toronto Dominion Bank 1.05% 5/4/04                   10,000,000    9,999,998
                                                                  ------------
TOTAL YANKEE CDS (cost $25,000,011)                                 25,000,011
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 100.61%
  (cost $553,394,180)**                                            553,394,180
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.61%)                                            (3,333,308)
                                                                  ------------
NET ASSETS APPLICABLE TO 550,413,200 SHARES
  OUTSTANDING - 100.00%                                           $550,060,872
                                                                  ============

Net Asset Value - Delaware Cash Reserve Fund
 Class A ($485,657,319 / 485,957,897 Shares)                             $1.00
                                                                         -----
Net Asset Value - Delaware Cash Reserve Fund
  Class B ($21,782,734 / 21,805,932 Shares)                              $1.00
                                                                         -----
Net Asset Value - Delaware Cash Reserve Fund
  Class C ($10,292,793 / 10,298,993 Shares)                              $1.00
                                                                         -----
Net Asset Value - Delaware Cash Reserve Fund
  Consultant Class ($32,328,026 / 32,350,378 Shares)                     $1.00
                                                                         -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                              $550,413,221
Accumulated net realized loss on investments                          (352,349)
                                                                  ------------
Total net assets                                                  $550,060,872
                                                                  ============

 *The interest rate shown is the rate as of March 31, 2004.
**Also the cost for federal income tax purposes.
 +The interest rate shown is the rate as of March 31, 2004 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

SUMMARY OF ABBREVIATIONS:
LOC - Letter of Credit

See accompanying notes

STATEMENT                                            DELAWARE CASH RESERVE FUND
  OF OPERATIONS                                      Year Ended March 31, 2004

INVESTMENT INCOME:
  Interest                                                                         $ 6,624,374
                                                                                   -----------

EXPENSES:
  Management fees                                                 $2,621,202
  Dividend disbursing and transfer agent fees and expenses         2,284,227
  Distribution expense -- Class B                                    290,846
  Distribution expense -- Class C                                    111,728
  Distribution expense -- Consultant Class                           102,763
  Accounting and administration expenses                             238,386
  Reports and statements to shareholders                             111,259
  Legal and professional fees                                        110,943
  Registration fees                                                   76,782
  Trustees' fees                                                      29,700
  Custodian fees                                                      19,000
  Other                                                               58,069         6,054,905
                                                                  ----------
  Less expenses absorbed or waived                                                  (2,864,741)
  Less waived distribution expense -- Class B                                         (124,726)
  Less waived distribution expense -- Class C                                          (49,518)
  Less waived distribution expense -- Consultant Class                                 (13,301)
  Less expenses paid indirectly                                                        (14,194)
                                                                                   -----------
  Total expenses                                                                     2,988,425
                                                                                   -----------
NET INVESTMENT INCOME                                                                3,635,949
                                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS:
  Net Realized Gain on Investments                                                      14,961
                                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 3,650,910
                                                                                   ===========

See accompanying notes

STATEMENTS                                           DELAWARE CASH RESERVE FUND
  OF CHANGES IN NET ASSETS

                                                                                                       Year Ended
                                                                                               3/31/04            3/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                    $   3,635,949       $   5,223,790
  Net realized gain (loss) on investments                                                         14,961            (367,310)
                                                                                            ------------       -------------
  Net increase in net assets resulting from operations                                         3,650,910           4,856,480
                                                                                            ------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                   (3,444,494)         (4,883,075)
    Class B                                                                                      (30,462)            (53,729)
    Class C                                                                                      (12,009)            (14,854)
    Consultant Class                                                                            (148,984)           (272,132)
                                                                                            ------------       -------------
                                                                                              (3,635,949)         (5,223,790)
                                                                                            ------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                  560,956,289         604,018,602
    Class B                                                                                   12,821,846          44,635,175
    Class C                                                                                   11,309,957          13,331,678
    Consultant Class                                                                          20,432,041          42,344,790

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                                    3,386,159           4,765,752
    Class B                                                                                       27,003              46,346
    Class C                                                                                       11,346              13,766
    Consultant Class                                                                             149,824             270,255
                                                                                            ------------       -------------
                                                                                             609,094,465         709,426,364
                                                                                            ------------       -------------
  Cost of shares repurchased:
    Class A                                                                                 (617,167,881)       (595,032,593)
    Class B                                                                                  (28,092,066)        (33,375,974)
    Class C                                                                                  (11,452,709)         (9,999,346)
    Consultant Class                                                                         (25,284,311)        (40,176,626)
                                                                                            ------------       -------------
                                                                                            (681,996,967)       (678,584,539)
                                                                                            ------------       -------------
Increase (decrease) in net assets derived from capital share transactions                    (72,902,502)         30,841,825
                                                                                            ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        (72,887,541)         30,474,515

NET ASSETS:
  Beginning of year                                                                          622,948,413         592,473,898
                                                                                            ------------       -------------
  End of year                                                                               $550,060,872        $622,948,413
                                                                                            ============        ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          DELAWARE CASH RESERVE FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              3/31/04     3/31/03      3/31/02     3/31/01      3/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.007       0.009        0.026       0.056        0.046
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.007       0.009        0.026       0.056        0.046
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.007)     (0.009)      (0.026)     (0.056)      (0.046)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.007)     (0.009)      (0.026)     (0.056)      (0.046)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.67%       0.92%        2.59%       5.75%        4.69%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $485,657    $538,469     $525,032    $548,006     $566,193
Ratio of expenses to average net assets                         0.45%       0.76%        0.92%       0.84%        0.91%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               0.93%       0.99%        0.92%       0.84%        0.91%
Ratio of net investment income to average net assets            0.67%       0.91%        2.56%       5.60%        4.59%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.19%       0.68%        2.56%       5.60%        4.59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          DELAWARE CASH RESERVE FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              3/31/04     3/31/03      3/31/02     3/31/01      3/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.001       0.002        0.016       0.046        0.036
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.001       0.002        0.016       0.046        0.036
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.001)     (0.002)      (0.016)     (0.046)      (0.036)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.001)     (0.002)      (0.016)     (0.046)      (0.036)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.11%       0.16%        1.57%       4.71%        3.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $21,783     $37,025      $25,744     $32,267      $23,349
Ratio of expenses to average net assets                         1.02%       1.51%        1.92%       1.84%        1.91%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.93%       1.99%        1.92%       1.84%        1.91%
Ratio of net investment income to average net assets            0.10%       0.16%        1.56%       4.60%        3.59%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.81%)     (0.32%)       1.56%       4.60%        3.59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          DELAWARE CASH RESERVE FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              3/31/04     3/31/03      3/31/02     3/31/01      3/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.001       0.002        0.016       0.046        0.036
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.001       0.002        0.016       0.046        0.036
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.001)     (0.002)      (0.016)     (0.046)      (0.036)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.001)     (0.002)      (0.016)     (0.046)      (0.036)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.11%       0.16%        1.57%       4.71%        3.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $10,293     $10,424       $7,084      $6,893       $7,760
Ratio of expenses to average net assets                         1.02%       1.51%        1.92%       1.84%        1.91%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.93%       1.99%        1.92%       1.84%        1.91%
Ratio of net investment income to average net assets            0.10%       0.16%        1.56%       4.60%        3.59%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.81%)     (0.32%)       1.56%       4.60%        3.59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    DELAWARE CASH RESERVE FUND CONSULTANT CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              3/31/04     3/31/03      3/31/02     3/31/01      3/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.004       0.007        0.023       0.054        0.043
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.004       0.007        0.023       0.054        0.043
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.004)     (0.007)      (0.023)     (0.054)      (0.043)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.004)     (0.007)      (0.023)     (0.054)      (0.043)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 0.42%       0.67%        2.34%       5.49%        4.43%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $32,328     $37,030      $34,614     $36,783      $32,648
Ratio of expenses to average net assets                         0.70%       1.01%        1.17%       1.09%        1.16%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.23%       1.24%        1.17%       1.09%        1.16%
Ratio of net investment income to average net assets            0.42%       0.66%        2.31%       5.35%        4.34%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.11%)      0.43%        2.31%       5.35%        4.34%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                DELAWARE CASH RESERVE FUND
  TO FINANCIAL STATEMENTS                            March 31, 2004

Delaware Group Cash Reserve (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Prior to May 30, 2003, Class B contingent deferred sales charge declined from 5% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $14,194 for the year ended March 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended March 31, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.45% of average daily net assets of the Fund, which can be revoked at any time.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Class A shares. Effective June 25, 2003 DDLP has contracted to waive distribution and service fees through May 31, 2005 in order to prevent distribution and service fees of Consultant Class shares from exceeding 0.25% of average daily net assets. Effective June 25, 2003, DDLP has elected to waive its distribution and service fees in order to prevent distribution fees of Class B and C shares from exceeding 0.50% of the average daily net assets, which can be revoked at any time.

At March 31, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

Investment management fee payable to DMC             $ 1,596
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC        72,428
Other expenses payable to DMC and affiliates*         57,343

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Fund. For the year ended March 31, 2004, the Fund was allocated costs of $72,382.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                                DELAWARE CASH RESERVE FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends paid during the years ended March 31, 2004 and 2003 was as follows:

                                                              Year Ended
                                                        3/31/04        3/31/03
                                                      ----------     ----------
Ordinary income                                       $3,635,949     $5,223,790

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                    $550,413,221
Capital loss carryforwards                                           (351,845)
Post-October losses                                                      (504)
                                                                 ------------
Net assets                                                       $550,060,872
                                                                 ------------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $351,845 expires in 2011.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through March 31, 2004 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                            Year Ended
                                                     3/31/04          3/31/03
Shares sold:
  Class A                                          560,956,289      604,018,602
  Class B                                           12,821,846       44,635,175
  Class C                                           11,309,957       13,331,678
  Consultant Class                                  20,432,041       42,344,790

Shares issued upon reinvestment of dividends:
  Class A                                            3,386,139        4,765,752
  Class B                                               27,002           46,346
  Class C                                               11,346           13,766
  Consultant Class                                     149,824          270,255
                                                  ------------     ------------
                                                   609,094,444      709,426,364
                                                  ------------     ------------
Shares repurchased:
  Class A                                         (617,167,881)    (595,032,593)
  Class B                                          (28,092,066)     (33,375,974)
  Class C                                          (11,452,709)      (9,999,346)
  Consultant Class                                 (25,284,311)     (40,176,626)
                                                  ------------     ------------
                                                  (681,996,967)    (678,584,539)
                                                  ------------     ------------
Net increase (decrease)                            (72,902,523)      30,841,825
                                                  ============     ============

For the years ended March 31, 2004 and 2003, 751,053 Class B shares were converted to 751,053 Consultant Class shares valued at $751,053 and 142,819 Class B shares were converted to 142,819 Consultant Class shares valued at $142,819, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

5. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. For the fiscal year ended March 31, 2004, the Fund designates distributions paid during the year as follows:

                                       (A)
                                 Ordinary Income
                                  Distributions
                                   (Tax Basis)
                                 --------------
                                      100%

(A) is based on a percentage of the Fund's total distribution.

REPORT
  OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Delaware Group Cash Reserve -- Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the "Fund") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Cash Reserve Fund at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP


Philadelphia, Pennsylvania
May 7, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                                           Other
                                                                             Principal             Number of           Directorships
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund         Held by
  Address                      Held with          Length of Time               During           Complex Overseen        Trustee or
and Birthdate                   Fund(s)               Served                Past 5 Years      by Trustee or Officer       Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             80             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                                           at different times at
                                                                       Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            98             None
   2005 Market Street                                               Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             98       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               80             None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       98             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES AND OFFICERS ADDENDUM

                                                                                                                           Other
                                                                             Principal             Number of           Directorships
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund         Held by
  Address                      Held with          Length of Time               During           Complex Overseen        Trustee or
and Birthdate                   Fund(s)               Served                Past 5 Years      by Trustee or Officer       Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      98        Director - Andy
 2005 Market Street                                                     National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                           (1994 - 1999)
      19103                                                                                                          Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             98         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         98            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          98            None
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
   December 19, 1949                              August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           98            None
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in          98            None
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                         Affiliated Officers                     Contact Information
JUDE T. DRISCOLL                          JOSEPH H. HASTINGS                      INVESTMENT MANAGER
Chairman                                  Executive Vice President and            Delaware Management Company
Delaware Investments Family of Funds      Chief Financial Officer                 Philadelphia, PA
Philadelphia, PA                          Delaware Investments Family of Funds
                                          Philadelphia, PA                        INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                  Delaware International Advisers Ltd.
Board Chairman                            RICHELLE S. MAESTRO                     London, England
Citadel Construction Corporation          Executive Vice President,
King of Prussia, PA                       Chief Legal Officer and Secretary       NATIONAL DISTRIBUTOR
                                          Delaware Investments Family of Funds    Delaware Distributors, L.P.
JOHN H. DURHAM                            Philadelphia, PA                        Philadelphia, PA
Private Investor
Gwynedd Valley, PA                        MICHAEL P. BISHOF                       SHAREHOLDER SERVICING, DIVIDEND
                                          Senior Vice President and Treasurer     DISBURSING AND TRANSFER AGENT
JOHN A. FRY                               Delaware Investments Family of Funds    Delaware Service Company, Inc.
President                                 Philadelphia, PA                        2005 Market Street
Franklin & Marshall College                                                       Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                  FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                  800 523-1918
Managing Director
Anthony Knerr & Associates                                                        FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                      INSTITUTIONS REPRESENTATIVES ONLY
                                                                                  800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                             WEB SITE
National Gallery of Art                                                           www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8682)                                                        Printed in the USA
AR-008 [3/04] IVES 5/04                                                    J9654

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             -----------

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,150 for the fiscal year ended March 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $21,350 for the fiscal year ended March 31, 2003.



--------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.
             -------------------

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $162,700 for the Registrant's fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agents' system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed-upon procedures reports to the Funds' Board in connection with the annual transfer agent contract renewals and the pass-through of internal legal costs relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agents' system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed-upon procedures reports to the Funds' Board in connection with the annual transfer agent contract renewals and the pass-through of internal legal costs relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             ---------

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended March 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and excise tax return.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,150 for the fiscal year ended March 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and excise tax return.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2003.

         (d) All other fees.
             ---------------

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended March 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended March 31, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $286,850 and $303,900 for the Registrant's fiscal years ended March 31, 2004 and March 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)(1)  Code of Ethics

        Not applicable.

   (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

JUDE T. DRISCOLL
-------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 28, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 28, 2004


JOSEPH H. HASTINGS
-------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    May 28, 2004